Operating Revenues - Components of Operating Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Revenue [abstract]
Voice	¥ 61,678	¥ 70,185	¥ 78,661
Internet	172,554	150,449	126,665
Information and application services	73,044	66,881	66,377
Telecommunications network resource services and lease of network equipment	19,125	17,781	17,635
Others	39,828	47,238	42,179
Operating revenues	¥ 366,229	¥ 352,534	¥ 331,517

[1]	restated